Note 3 - Investments - Fair Value Hierarchy (Details) - EBP 38-3360868 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value*	$ 123,847,697	$ 109,006,916
Mutual Fund [Member]
Investments, at fair value*	101,422,902	88,930,100
Common Stock [Member]
Investments, at fair value*	16,297,450	15,280,509
Money Market Funds [Member]
Investments, at fair value*	6,127,345	4,796,307
Fair Value, Inputs, Level 1 [Member]
Investments, at fair value*	123,847,697	109,006,916
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Investments, at fair value*	101,422,902	88,930,100
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Investments, at fair value*	16,297,450	15,280,509
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Investments, at fair value*	6,127,345	4,796,307
Fair Value, Inputs, Level 2 [Member]
Investments, at fair value*	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Investments, at fair value*	0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
Investments, at fair value*	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Investments, at fair value*	0	0
Fair Value, Inputs, Level 3 [Member]
Investments, at fair value*	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Investments, at fair value*	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
Investments, at fair value*	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Investments, at fair value*	$ 0	$ 0